Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Investment companies: 96.15%

Multi-asset funds: 96.15%
GMO Benchmark-Free Allocation Fund Class MF ª	50,453,903	$1,227,038,929

Total Investment companies (Cost $1,197,800,594)		1,227,038,929

Total investments in securities (Cost $1,197,800,594)	96.15%	1,227,038,929

Other assets and liabilities, net	3.85	49,101,483

Total net assets	100.00%	$1,276,140,412

ª	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

Investments in affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated investment companies	Net change in unrealized gains (losses) on affiliated investment companies	Value, end of period

Investment companies
GMO Benchmark-Free Allocation Fund Class MF	$1,301,677,274	$9,867,779	$(53,933,317)	$1,031,504	$(31,604,311)	$1,227,038,929

	Shares, end of period	Dividends from affiliated investment companies	Net realized gains on capital gain distributions from affiliated investment companies

Investment companies
GMO Benchmark-Free Allocation Fund Class MF	50,453,903	$0	$0

See accompanying notes to portfolio of investments

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Notes to portfolio of investments—July 31, 2022 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying GMO funds”), whether currently existing or created in the future. These underlying GMO funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO Special Opportunities Fund, and the GMO Alternative Funds. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives. As of July 31, 2022, the Fund owned 26% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of July 31, 2022 (unaudited) for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

◾	Level 1 – quoted prices in active markets for identical securities

◾	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

◾	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2022, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using Level 1 inputs. For the three months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.

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Appendix (unaudited)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

July 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

7,645,231	GMO Emerging Country Debt Fund, Class VI	142,507,113
8,162,347	GMO High Yield Fund, Class VI	146,269,266
345,810,340	GMO Implementation Fund	4,097,852,531
7,476,270	GMO Opportunistic Income Fund, Class VI	184,514,344
4,801,597	GMO SGM Major Markets Fund, Class VI	126,522,072

	TOTAL MUTUAL FUNDS (COST $5,180,771,696)	4,697,665,326

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

3,465,617	State Street Institutional Treasury Money Market Fund – Premier Class, 1.67% (a)	3,465,617

	TOTAL SHORT-TERM INVESTMENTS (COST $3,465,617)	3,465,617

	TOTAL INVESTMENTS — 100.1% (Cost $5,184,237,313)	4,701,130,943

	Other Assets and Liabilities (net) — (0.1%)	(2,526,987)

	TOTAL NET ASSETS — 100.0%	$4,698,603,956

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of July 31, 2022.

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